PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2003
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 8,509	Rp 9,717
Service costs	657	504
Interest income	595	607
Return on plan assets (excluding amount included in net interest expense)	(537)	82
Employer's contributions	1,635	719
Actuarial losses recognized in OCI	(1,698)	1,536
Pension benefits paid	(149)	(291)
Benefits paid by employer	(1,639)	(719)
Pension benefit obligations at end of year	Rp 9,862	Rp 8,509
Funded pension | The company
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution	18.00%		8.40%